Goodwill and Intangible Assets - Summary of Intangible Assets in Use and Under Development (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Acquired Patents | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 8,033
Remaining amortization period	9 years
Acquired Technology | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 356
Remaining amortization period	2 years
Acquired Supplier Relationships | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 1,243
Remaining amortization period	4 years
Acquired Customer-related Intangible | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 2,517
Acquired Customer-related Intangible | Intangible Assets in Use | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Remaining amortization period	5 years
Acquired Customer-related Intangible | Intangible Assets in Use | Top of Range
Disclosure Of Intangible Assets [Line Items]
Remaining amortization period	6 years
Acquired Technology | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 1,180
Remaining amortization period	7 years
Technology License | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 2,120
Patent License | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	5,301
Patents | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 692